Feb. 01, 2025
Timothy Plan Small Cap Value Fund
Small Cap Value Fund
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees, to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan Small Cap Value Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan Small Cap Value Fund		CLASS A	CLASS C
Management Fee		0.85%	0.85%
Distribution/Service (12b-1 Fees)		0.25%	1.00%
Other Expenses		0.36%	0.36%
Acquired Funds Fees and Expenses	[1]	0.06%	0.06%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)		1.52%	2.27%
Fee Waivers and/or Expense Reimbursements	[2],[3],[4]	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)		1.39%	2.14%
[1]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[2]	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2026.
[3]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2026, to waive five basis points (5bps) of the management fee paid by the Trust for the fund.
[4]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	684	992	1,322	2,252
CLASS C	317	697	1,203	2,595

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan Small Cap Value Fund | CLASS C | USD ($)	217	697	1,203	2,595

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
●

The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in affiliated exchange-traded funds (“ETFs”) and in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000® Index (the “Index”). As of September 30, 2024, the capitalization range of U.S. stocks comprising the Index is approximately $11.38 million to $16.14 billion. This Fund invests using a value investing style, including value style ETFs. Value funds and ETFs typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

In determining the allocation between the ETFs and the sub-advised portfolio, the Adviser, in consultation with an outside market strategy group, considers, among other things, the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

●

In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers and are an alternative to purchasing foreign securities in their national market and currency.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography or promoting anti-family entertainment or unbiblical lifestyles. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Dec-20	Mar-20
26.06%	-33.09%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan Small Cap Value Fund		1 Year	5 Years	10 Years
CLASS A	[1]	(1.02%)	5.70%	6.46%
CLASS A | After Taxes on Distributions	[1],[2]	(2.58%)	4.23%	4.77%
CLASS A | After Taxes on Distributions and Sales	[1],[2]	0.16%	4.15%	4.71%
CLASS A | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	23.81%	13.86%	12.55%
CLASS A | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	11.54%	7.40%	7.82%
CLASS C		3.06%	6.10%	6.27%
CLASS C | After Taxes on Distributions	[2]	0.50%	3.93%	3.92%
CLASS C | After Taxes on Distributions and Sales	[2]	3.10%	4.37%	4.43%
CLASS C | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[3]	23.81%	13.86%	12.55%
CLASS C | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[3]	11.54%	7.40%	7.82%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[3]	The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Russell 2000 Index is a more closely defined index which is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

Timothy Plan Small Cap Value Fund | Smaller Company Investing Risk

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Small Cap Value Fund | Excluded Security Risk

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Small Cap Value Fund | Stock Market Risk

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Small Cap Value Fund | Foreign Risk

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Timothy Plan Small Cap Value Fund | Value Investing Risk

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Timothy Plan Small Cap Value Fund | General Risk

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Small Cap Value Fund | Risk Lose Money [Member]
As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Small Cap Value Fund | Investing In Other Funds Risk

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Small Cap Value Fund | Cybersecurity Risks

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Large/Mid Cap Value Fund
Large/Mid Cap Value Fund
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan Large/Mid Cap Value Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan Large/Mid Cap Value Fund		CLASS A	CLASS C
Management Fee		0.85%	0.85%
Distribution/Service (12b-1 Fees)		0.25%	1.00%
Other Expenses		0.29%	0.29%
Acquired Funds Fees and Expenses	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)		1.49%	2.24%
Fee Waivers and/or Expense Reimbursements	[2],[3],[4]	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)		1.29%	2.04%
[1]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[2]	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2026.
[3]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2026, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.
[4]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan Large/Mid Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	674	977	1,301	2,215
CLASS C	307	681	1,182	2,559

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan Large/Mid Cap Value Fund | CLASS C | USD ($)	207	681	1,182	2,559

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
●

The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks and affiliated exchange-traded funds (“ETFs”). The Fund will normally invest at least 80% of the Fund’s total assets in ETFs and in companies whose total market capitalization exceeds $2 billion. This Fund invests using a value investing style, including value style ETFs. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

In determining the allocation between the ETFs and the sub-advised portfolio, among other things, the Adviser, in consultation with an outside market strategy group, considers the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

●

In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Mar-20
18.08%	-22.88%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan Large/Mid Cap Value Fund		1 Year	5 Years	10 Years
CLASS A	[1]	5.47%	8.60%	8.11%
CLASS A | After Taxes on Distributions	[1],[2]	3.24%	7.40%	6.48%
CLASS A | After Taxes on Distributions and Sales	[1],[2]	4.92%	6.66%	6.14%
CLASS A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	25.02%	14.53%	13.10%
CLASS C		9.83%	9.01%	7.91%
CLASS C | After Taxes on Distributions	[2]	6.68%	7.45%	5.91%
CLASS C | After Taxes on Distributions and Sales	[2]	8.20%	6.97%	5.91%
CLASS C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[3]	25.02%	14.53%	13.10%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[3]	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Timothy Plan Large/Mid Cap Value Fund | Excluded Security Risk

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Large/Mid Cap Value Fund | Stock Market Risk

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Large/Mid Cap Value Fund | Value Investing Risk

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Timothy Plan Large/Mid Cap Value Fund | General Risk

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Large/Mid Cap Value Fund | Risk Lose Money [Member]
As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Large/Mid Cap Value Fund | Investing In Other Funds Risk

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Large/Mid Cap Value Fund | Cybersecurity Risks

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Large/Mid Cap Value Fund | Larger Company Investing Risk

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan Large/Mid Cap Value Fund | Mid-Sized Company Investing Risk

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Small/Mid Cap Growth Fund
Small/Mid Cap Growth Fund
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan Small/Mid Cap Growth Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan Small/Mid Cap Growth Fund		CLASS A	CLASS C
Management Fee		0.85%	0.85%
Distribution/Service (12b-1 Fees)		0.25%	1.00%
Other Expenses		0.48%	0.48%
Acquired Funds Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)		1.59%	2.34%
Fee Waivers and/or Expense Reimbursements	[2],[3],[4]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)		1.49%	2.24%
[1]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[2]	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2026.
[3]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2026, to waive ten basis points (10bps) of the management fee paid by the Trust for the Fund.
[4]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan Small/Mid Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	693	1,015	1,359	2,327
CLASS C	327	721	1,241	2,668

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan Small/Mid Cap Growth Fund | CLASS C | USD ($)	227	721	1,241	2,668

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
●

The Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in stocks of small and mid-cap companies. The Adviser considers small and mid-cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalization of the companies appearing in the Russell MidCap Growth® Index. As of September 30, 2024, the market capitalization of the companies appearing in the Russell MidCap Growth® Index ranged from $1.792 billion to $83.286 billion. The Fund may invest its assets in securities of U.S. companies and foreign companies, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. The Fund may also invest in equity real estate investment trusts (“REITs”).

●

The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund invests its assets in the securities of a limited number of companies, which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Dec-18
24.62%	-20.90%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan Small/Mid Cap Growth Fund		1 Year	5 Years	10 Years
CLASS A	[1]	18.40%	12.19%	8.36%
CLASS A | After Taxes on Distributions	[1],[2]	15.34%	10.54%	7.03%
CLASS A | After Taxes on Distributions and Sales	[1],[2]	11.68%	9.38%	6.39%
CLASS A | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	23.81%	13.86%	12.55%
CLASS A | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	22.10%	11.47%	11.54%
CLASS C		23.43%	12.65%	8.16%
CLASS C | After Taxes on Distributions	[2]	19.14%	10.48%	6.49%
CLASS C | After Taxes on Distributions and Sales	[2]	15.00%	9.66%	6.14%
CLASS C | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[3]	23.81%	13.86%	12.55%
CLASS C | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	[3]	22.10%	11.47%	11.54%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Russell Midcap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

Timothy Plan Small/Mid Cap Growth Fund | Smaller Company Investing Risk

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Small/Mid Cap Growth Fund | Excluded Security Risk

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Small/Mid Cap Growth Fund | Stock Market Risk

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Small/Mid Cap Growth Fund | General Risk

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Small/Mid Cap Growth Fund | Risk Lose Money [Member]
As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Small/Mid Cap Growth Fund | Cybersecurity Risks

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Small/Mid Cap Growth Fund | Mid-Sized Company Investing Risk

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Small/Mid Cap Growth Fund | Growth Risk

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan Large/Mid Cap Growth Fund
Large/Mid Cap Growth Fund
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan Large/Mid Cap Growth Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan Large/Mid Cap Growth Fund		CLASS A	CLASS C
Management Fee		0.85%	0.85%
Distribution/Service (12b-1 Fees)		0.25%	1.00%
Other Expenses		0.31%	0.31%
Acquired Funds Fees and Expenses	[1]	0.08%	0.08%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)		1.49%	2.24%
Fee Waivers and/or Expense Reimbursements	[2],[3],[4]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)		1.35%	2.10%
[1]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[2]	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2026.
[3]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2026, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.
[4]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan Large/Mid Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	680	982	1,306	2,220
CLASS C	313	687	1,187	2,564

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan Large/Mid Cap Growth Fund | CLASS C | USD ($)	213	687	1,187	2,564

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
●

The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks and affiliated exchange-traded funds (“ETFs”). Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

●

In determining the allocation between the ETFs and the sub-advised portfolio, among other things, the Adviser, in consultation with an outside market strategy group, considers the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

●

The Fund invests using a growth investing style, including growth style ETFs. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above- average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund’s Investment Manager believes show a high probability of superior prospects for above average growth. The Fund’s Investment Manager chooses these securities using a “bottom-up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
June-20	Mar-20
21.63%	-20.66%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan Large/Mid Cap Growth Fund		1 Year	5 Years	10 Years
CLASS A	[1]	15.41%	12.12%	9.72%
CLASS A | After Taxes on Distributions	[1],[2]	13.68%	10.59%	8.37%
CLASS A | After Taxes on Distributions and Sales	[1],[2]	10.44%	9.45%	7.60%
CLASS A | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	24.51%	14.28%	12.87%
CLASS A | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	33.36%	18.96%	16.78%
CLASS C		20.21%	12.56%	9.52%
CLASS C | After Taxes on Distributions	[2]	17.63%	10.49%	7.79%
CLASS C | After Taxes on Distributions and Sales	[2]	13.94%	9.75%	7.35%
CLASS C | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[3]	24.51%	14.28%	12.87%
CLASS C | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[3]	33.36%	18.96%	16.78%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Russell 1000 Index is an unmanaged index of 1000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Russell 1000 Growth Index is a more growth oriented sub-set of the Russell 1000 Index that is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

Timothy Plan Large/Mid Cap Growth Fund | Excluded Security Risk

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Large/Mid Cap Growth Fund | Stock Market Risk

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Large/Mid Cap Growth Fund | General Risk

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Large/Mid Cap Growth Fund | Risk Lose Money [Member]
As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Large/Mid Cap Growth Fund | Investing In Other Funds Risk

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Large/Mid Cap Growth Fund | Cybersecurity Risks

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Large/Mid Cap Growth Fund | Larger Company Investing Risk

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan Large/Mid Cap Growth Fund | Mid-Sized Company Investing Risk

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Large/Mid Cap Growth Fund | Growth Risk

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan Growth & Income Fund
Growth & Income Fund
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide total return through a combination of growth and income and preservation of capital in declining markets.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan Growth & Income Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan Growth & Income Fund		CLASS A	CLASS C
Management Fee		0.85%	0.85%
Distribution/Service (12b-1 Fees)		0.25%	1.00%
Other Expenses		0.88%	0.88%
Acquired Funds Fees and Expenses	[1]	0.25%	0.25%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)		2.23%	2.98%
Fee Waivers and/or Expense Reimbursements	[2],[3],[4]	(0.39%)	(0.39%)
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)		1.84%	2.59%
[1]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[2]	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2026.
[3]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2026, to waive fifteen basis points (15bps) of the management fee paid by the Trust for the Fund.
[4]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan Growth & Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	727	1,174	1,646	2,945
CLASS C	362	885	1,533	3,272

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan Growth & Income Fund | CLASS C | USD ($)	262	885	1,533	3,272

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment allocations set forth below:

●

To achieve its goals, the Fund primarily invests in equity securities (currently affiliated Exchange-Traded Funds (“ETFs”)), and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities. The Adviser is responsible for determining the allocation of Fund assets to be invested in equity and fixed income securities. The Adviser will adjust those allocations from time to time in response to market changes.

●

The Fund’s fixed income holdings are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-US government securities in the Fund’s portfolio consist primarily of issues rated “Baa2” or better by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” or better by Standard & Poor’s Ratings Group (“S&P”) and unrated securities determined by the Adviser to be of equivalent quality, as well as high quality money market instruments.

●

The Fund’s fixed income Investment Manager reviews the various sectors looking for historical patterns of undervalue or overvalue in an effort to identify appropriate fixed income securities to purchase. The Investment Manager also analyzes interest rate risk in the bond market and makes adjustments in the maturities of bonds to adjust for this risk. Lastly, if a bond is being downgraded, or the company has other issues that may affect the bond, the Investment Manager reviews it to see if the bond should be sold.

●

The Fund’s fixed income portfolio duration is adjusted based on a regularly conducted analysis of the interest rate risk. The Investment Manager shortens portfolio durations when its research indicates a rising interest rate environment to preserve capital, and lengthens duration during periods of falling interest rates to take advantage of capital gain opportunities.

●	The Fund’s equity securities sector currently consists of affiliated ETFs.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Dec-20	Mar-20
8.51%	-16.65%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan Growth & Income Fund		1 Year	5 Years	10 Years
CLASS A	[1]	(1.83%)	0.88%	0.93%
CLASS A | After Taxes on Distributions	[1],[2]	(2.54%)	0.15%	0.43%
CLASS A | After Taxes on Distributions and Sales	[1],[2]	(1.08%)	0.58%	0.65%
CLASS A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	25.02%	14.53%	13.10%
CLASS A | Timothy Growth & Income Fund Blended Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	9.08%	5.36%	5.87%
CLASS C		2.04%	1.27%	0.75%
CLASS C | After Taxes on Distributions	[2]	1.58%	0.73%	0.36%
CLASS C | After Taxes on Distributions and Sales	[2]	1.21%	0.92%	0.53%
CLASS C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[3]	25.02%	14.53%	13.10%
CLASS C | Timothy Growth & Income Fund Blended Index (reflects no deduction for fees, expenses or taxes)	[3]	9.08%	5.36%	5.87%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[3]	The S&P 500 Index is an unmanaged index of companies in the United States, and reflects the broad market sector for the Fund. The Timothy Growth & Income Fund Blended Index reflects an unmanaged portfolio of 40% of the Bloomberg U.S. Aggregate Bond Index and 60% of the Russell 1000 Value Index. The Indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

Timothy Plan Growth & Income Fund | Excluded Security Risk

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Growth & Income Fund | Stock Market Risk

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Timothy Plan Growth & Income Fund | General Risk

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Growth & Income Fund | Risk Lose Money [Member]
As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Growth & Income Fund | Investing In Other Funds Risk

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Growth & Income Fund | Cybersecurity Risks

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Growth & Income Fund | Fixed Income Risk

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Timothy Plan Growth & Income Fund | Management Risk

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Growth & Income Fund | Small Cap Company Risk

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Timothy Plan Growth & Income Fund | Foreign Investment Risk

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Timothy Plan Growth & Income Fund | Municipal Securities Risk

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Timothy Plan Growth & Income Fund | Sovereign Debt Risk

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

Timothy Plan Growth & Income Fund | Exchange Traded Fund Risk

Exchange Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Timothy Plan Fixed Income Fund
Fixed Income Fund
INVESTMENT OBJECTIVE
The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan Fixed Income Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		4.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 0.50% on purchases of shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan Fixed Income Fund		CLASS A	CLASS C
Management Fee		0.60%	0.60%
Distribution/Service (12b-1 Fees)		0.25%	1.00%
Other Expenses		0.42%	0.42%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)		1.27%	2.02%
Fee Waivers and/or Expense Reimbursements	[1],[2],[3]	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)		1.07%	1.82%
[1]	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2026.
[2]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2026, to waive twenty basis points (20bps) of the management fee paid by the Trust for the Fund.
[3]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan Fixed Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	554	816	1,097	1,898
CLASS C	285	614	1,070	2,332

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan Fixed Income Fund | CLASS C | USD ($)	185	614	1,070	2,332

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
●

To achieve its goal, the Fund normally invests at least 80% of its assets in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

●

In managing the portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Dec-23	Mar-22
6.74%	-5.31%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan Fixed Income Fund		1 Year	5 Years	10 Years
CLASS A	[1]	(4.34%)	(1.99%)	(0.21%)
CLASS A | After Taxes on Distributions	[1],[2]	(5.50%)	(2.69%)	(0.94%)
CLASS A | After Taxes on Distributions and Sales	[1],[2]	(2.57%)	(1.78%)	(0.46%)
CLASS A | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	1.25%	(0.33%)	1.35%
CLASS C		(1.60%)	(1.84%)	(0.51%)
CLASS C | After Taxes on Distributions	[2]	(2.55%)	(2.27%)	(0.97%)
CLASS C | After Taxes on Distributions and Sales	[2]	(0.94%)	(1.56%)	(0.57%)
CLASS C | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[3]	1.25%	(0.33%)	1.35%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[3]	Bloomberg U.S. Aggregate Bond Index is a benchmark index composed of US Securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Timothy Plan Fixed Income Fund | Excluded Security Risk

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Timothy Plan Fixed Income Fund | General Risk

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Fixed Income Fund | Risk Lose Money [Member]
As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Fixed Income Fund | Investing In Other Funds Risk

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Fixed Income Fund | Cybersecurity Risks

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Fixed Income Fund | Interest Rate Risk

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

Timothy Plan Fixed Income Fund | Credit Risk

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may not be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Timothy Plan Fixed Income Fund | Sector Risk
Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
Timothy Plan High Yield Bond Fund
High Yield Bond Fund
INVESTMENT OBJECTIVE
The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan High Yield Bond Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		4.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 0.50% on purchases of shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan High Yield Bond Fund		CLASS A	CLASS C
Management Fee		0.60%	0.60%
Distribution/Service (12b-1 Fees)		0.25%	1.00%
Other Expenses		0.39%	0.39%
Acquired Funds Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)		1.25%	2.00%
Fee Waivers and/or Expense Reimbursements	[2],[3],[4]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)		1.15%	1.90%
[1]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[2]	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2026.
[3]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2026, to waive ten basis points (10bps) of the management fee paid by the Trust for the Fund.
[4]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan High Yield Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	562	819	1,096	1,885
CLASS C	293	618	1,069	2,319

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan High Yield Bond Fund | CLASS C | USD ($)	193	618	1,069	2,319

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
●

To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities. These include corporate bonds, mortgage-backed securities, convertible securities and preferred securities. The Investment Manager will generally purchase securities for the Fund that are not investment grade, meaning securities with a rating of “BB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

●

In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Mar-20
13.60%	-15.71%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan High Yield Bond Fund		1 Year	5 Years	10 Years
CLASS A	[1]	3.13%	2.64%	3.94%
CLASS A | After Taxes on Distributions	[1],[2]	0.75%	0.61%	2.04%
CLASS A | After Taxes on Distributions and Sales	[1],[2]	1.82%	1.11%	2.16%
CLASS A | ICE BofA U.S. Broad Market Bond Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	1.49%	(0.33%)	1.37%
CLASS A | Bloomberg U.S. High-Yield Ba/B 3% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	6.76%	3.92%	4.98%
CLASS C		6.24%	2.83%	3.66%
CLASS C | After Taxes on Distributions	[2]	4.13%	1.15%	2.12%
CLASS C | After Taxes on Distributions and Sales	[2]	3.66%	1.42%	2.12%
CLASS C | ICE BofA U.S. Broad Market Bond Index (reflects no deduction for fees, expenses or taxes)	[3]	1.49%	(0.33%)	1.37%
CLASS C | Bloomberg U.S. High-Yield Ba/B 3% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	[3]	6.76%	3.92%	4.98%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[3]	The ICE BofA U.S. Broad Market Bond Index is an unmanaged index of corporate bond issues in the United States, and therefore reflects the broad market sector for the Fund. The Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index is an issuer-constrained version of the flagship U.S. Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The indices assume reinvestment of all distributions and do not reflect any asset-based charges for investment management or other expenses.

Timothy Plan High Yield Bond Fund | Excluded Security Risk

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Timothy Plan High Yield Bond Fund | General Risk

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan High Yield Bond Fund | Risk Lose Money [Member]
As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan High Yield Bond Fund | Investing In Other Funds Risk

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan High Yield Bond Fund | Cybersecurity Risks

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan High Yield Bond Fund | Interest Rate Risk

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

Timothy Plan High Yield Bond Fund | Credit Risk

Credit Risk. High Yield securities are subject to greater risk of loss than investment grade securities. The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk. Bonds rated, at the time of purchase, BB or lower by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Timothy Plan High Yield Bond Fund | Sector Risk
Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
Timothy Plan High Yield Bond Fund | High Yield Security Risk

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Timothy Plan High Yield Bond Fund | Mortgage-Backed Securities Risk

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Timothy Plan International Fund
International Fund
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan International Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan International Fund		CLASS A	CLASS C
Management Fee		1.00%	1.00%
Distribution/Service (12b-1 Fees)		0.25%	1.00%
Other Expenses		0.42%	0.42%
Acquired Funds Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)		1.68%	2.43%
Fee Waivers and/or Expense Reimbursements	[2],[3],[4]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)		1.60%	2.35%
[1]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[2]	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2026.
[3]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2026, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.
[4]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	704	1,043	1,405	2,421
CLASS C	338	750	1,288	2,760

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan International Fund | CLASS C | USD ($)	238	750	1,288	2,760

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
●

The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States), without regard to market capitalizations.

●

The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●	The Fund allocates investments across countries and regions at the Manager’s discretion.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
June-20	Mar-20
21.04%	-21.51%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan International Fund		1 Year	5 Years	10 Years
CLASS A	[1]	0.59%	4.52%	4.04%
CLASS A | After Taxes on Distributions	[1],[2]	0.56%	4.54%	3.90%
CLASS A | After Taxes on Distributions and Sales	[1],[2]	0.74%	3.68%	3.24%
CLASS A | MSCI AC World Index ex USA Net (USD) (reflects no deduction for fees, expenses or taxes)	[1],[3]	5.54%	4.10%	4.80%
CLASS C		4.52%	4.91%	3.84%
CLASS C | After Taxes on Distributions	[2]	4.52%	4.91%	3.76%
CLASS C | After Taxes on Distributions and Sales	[2]	2.76%	3.84%	3.02%
CLASS C | MSCI AC World Index ex USA Net (USD) (reflects no deduction for fees, expenses or taxes)	[3]	5.54%	4.10%	4.80%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[3]	The MSCI AC World Index ex USA Net (USD) captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,058 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends.

Timothy Plan International Fund | Smaller Company Investing Risk

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan International Fund | Excluded Security Risk

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan International Fund | Stock Market Risk

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan International Fund | Foreign Risk

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

Timothy Plan International Fund | General Risk

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan International Fund | Risk Lose Money [Member]
As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan International Fund | Investing In Other Funds Risk

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan International Fund | Cybersecurity Risks

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan International Fund | Larger Company Investing Risk

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan International Fund | Growth Risk

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan International Fund | Issuer-Specific Risk

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Timothy Plan International Fund | Currency Risk

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Timothy Plan Israel Common Values Fund
Israel Common Values Fund
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan Israel Common Values Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan Israel Common Values Fund	CLASS A	CLASS C
Management Fee	1.00%	1.00%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.52%	0.52%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.77%	2.52%
Fee Waivers and/or Expense Reimbursements	none	none
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	1.77%	2.52%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan Israel Common Values Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	720	1,077	1,457	2,519
CLASS C	355	785	1,340	2,856

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan Israel Common Values Fund | CLASS C | USD ($)	255	785	1,340	2,856

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
●

The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

●

The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Dec-20	Mar-20
26.34%	-22.78%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan Israel Common Values Fund		1 Year	5 Years	10 Years
CLASS A	[1]	14.29%	4.85%	8.18%
CLASS A | After Taxes on Distributions	[1],[2]	14.59%	4.90%	8.11%
CLASS A | After Taxes on Distributions and Sales	[1],[2]	9.22%	3.88%	6.73%
CLASS A | Israel TA-125 Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	27.39%	7.41%	7.32%
CLASS C		19.04%	5.24%	7.97%
CLASS C | After Taxes on Distributions	[2]	19.13%	5.26%	7.91%
CLASS C | After Taxes on Distributions and Sales	[2]	11.50%	4.12%	6.50%
CLASS C | Israel TA-125 Index (reflects no deduction for fees, expenses or taxes)	[3]	27.39%	7.41%	7.32%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The TA-125 Index is TASE’s most significant index and considered as the Israel Economy Benchmark Index. TA-125 financial products are the most popular among TASE Indices. The index consists of the 125 shares with the highest market capitalization that are included in the TA-35 and TA-90 indices.

Timothy Plan Israel Common Values Fund | Smaller Company Investing Risk

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Israel Common Values Fund | Excluded Security Risk

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Israel Common Values Fund | Stock Market Risk

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Israel Common Values Fund | General Risk

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Israel Common Values Fund | Risk Lose Money [Member]
As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Israel Common Values Fund | Investing In Other Funds Risk

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Israel Common Values Fund | Cybersecurity Risks

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Israel Common Values Fund | Larger Company Investing Risk

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan Israel Common Values Fund | Growth Risk

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan Israel Common Values Fund | Issuer-Specific Risk

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Timothy Plan Israel Common Values Fund | Currency Risk

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Timothy Plan Israel Common Values Fund | Country-Specific Risk

Country-Specific Risk. The Fund invests in Israeli securities, and Israel is subject to unique political and economic risks, which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Timothy Plan Defensive Strategies Fund
Defensive Strategies Fund
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan Defensive Strategies Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan Defensive Strategies Fund		CLASS A	CLASS C
Management Fee		0.60%	0.60%
Distribution/Service (12b-1 Fees)		0.25%	1.00%
Other Expenses		0.50%	0.50%
Acquired Funds Fees and Expenses	[1]	0.13%	0.13%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)		1.48%	2.23%
Fee Waivers and/or Expense Reimbursements	[2],[3],[4]	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)		1.32%	2.07%
[1]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[2]	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2026.
[3]	As described in the “Who Manages Your Money,” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2026, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.
[4]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan Defensive Strategies Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	677	977	1,299	2,208
CLASS C	310	682	1,180	2,552

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan Defensive Strategies Fund | CLASS C | USD ($)	210	682	1,180	2,552

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment allocations set forth below:

●

Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

●

Commodities-based securities, including but not limited to, affiliated exchange-traded funds (ETFs), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation-sensitive physical commodities and/or commodities futures markets. ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks that are included in a specific index. Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

●

Various fixed income securities and Treasury Inflation Protected-Securities (TIPS). TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (CPI). The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

●	Cash and cash equivalents.

●

During times of significant market upheaval, the Fund may take positions that are inconsistent with the Fund’s principal investment strategies. During such times, the Fund may take large, small, or even no position in any one or more of the Asset Classes, may invest in gold and other eligible precious metals to the maximum extent allowed, and/or may hold some or all of the Fund’s assets in cash and/or cash equivalents. When the Fund takes such positions, it will not be investing in accordance with its principal investment strategies and may not achieve its stated investment objective.

●

The Fund and the ETFs will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

●

Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Mar-20
12.51%	-13.02%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan Defensive Strategies Fund		1 Year	5 Years	10 Years
CLASS A	[1]	(0.49%)	4.30%	3.16%
CLASS A | After Taxes on Distributions	[1],[2]	(1.36%)	3.70%	2.69%
CLASS A | After Taxes on Distributions and Sales	[1],[2]	(0.08%)	3.20%	2.35%
CLASS A | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	23.81%	13.86%	12.55%
CLASS A | Timothy Defensive Strategies Fund Blended Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	6.48%	4.82%	3.31%
CLASS C		3.43%	4.71%	2.96%
CLASS C | After Taxes on Distributions	[2]	2.71%	4.26%	2.61%
CLASS C | After Taxes on Distributions and Sales	[2]	2.20%	3.56%	2.23%
CLASS C | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[3]	23.81%	13.86%	12.55%
CLASS C | Timothy Defensive Strategies Fund Blended Index (reflects no deduction for fees, expenses or taxes)	[3]	6.48%	4.82%	3.31%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[3]	The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Timothy Defensive Strategies Fund Blended Index reflects an unmanaged portfolio of 33% of the BB U.S. Treasury: 1-3 years Index, 33% of the BB Commodity Index and 34% of the MSCI U.S. REIT Gross (USD) Index. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

Timothy Plan Defensive Strategies Fund | Excluded Security Risk

Excluded Security Risk. Because the Fund does not invest in Excluded Securities (including certain REITs) and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

Timothy Plan Defensive Strategies Fund | Interest Rate Risk

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

Timothy Plan Defensive Strategies Fund | Credit Risk

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Timothy Plan Defensive Strategies Fund | Sector Risk
Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
Timothy Plan Defensive Strategies Fund | Real Estate Investment Trust Risk

Real Estate Investment Trust Risk. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Timothy Plan Defensive Strategies Fund | Commodities-based Exchange-Traded Funds

Commodities-based Exchange-Traded Funds. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

Timothy Plan Defensive Strategies Fund | Treasury Inflation-Protected Securities Risk

Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and Investment Managers.

Timothy Plan Defensive Strategies Fund | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

Timothy Plan Defensive Strategies Fund | Precious Metals Risk

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Timothy Plan Strategic Growth Fund
Strategic Growth Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is to generate medium to high levels of long-term capital growth.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan Strategic Growth Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan Strategic Growth Fund		CLASS A	CLASS C
Management Fee		0.15%	0.15%
Distribution/Service (12b-1 Fees)		0.25%	0.75%
Other Expenses		0.49%	0.49%
Acquired Funds Fees and Expenses	[1]	0.80%	0.80%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)		1.69%	2.19%
Fee Waivers and/or Expense Reimbursements		none	none
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	[2]	1.69%	2.19%
[1]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[2]	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan Strategic Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	712	1,053	1,417	2,438
CLASS C	322	685	1,175	2,524

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan Strategic Growth Fund | CLASS C | USD ($)	222	685	1,175	2,524

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

TIMOTHY PLAN TRADITIONAL FUNDS	% OF FUND’S NET ASSETS INVESTED IN TRADITIONAL FUND
Fixed Income	0-20%
High Yield Bond	0-15%
International	0-20%

TIMOTHY PLAN EXCHANGE-TRADED FUNDS	% OF FUND’S NET ASSETS INVESTED IN ETFS
US Large/Mid Cap Core Enhanced ETF	0-40%
US Large/Mid Cap Core ETF	0-40%
High Dividend Stock Enhanced ETF	0-20%
High Dividend Stock ETF	0-20%
US Small Cap Core ETF	0-20%
International ETF	0-30%
Market Neutral ETF	0-20%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, and will reallocate for any new underlying funds in which the Fund may elect to invest. The Adviser also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Mar-20
13.73%	-18.01%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan Strategic Growth Fund		1 Year	5 Years	10 Years
CLASS A	[1]	0.20%	2.35%	2.71%
CLASS A | After Taxes on Distributions	[1],[2]	(0.57%)	1.44%	2.14%
CLASS A | After Taxes on Distributions and Sales	[1],[2]	0.66%	1.80%	2.09%
CLASS A | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	23.81%	13.86%	12.55%
CLASS A | Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	11.24%	7.16%	7.46%
CLASS C		4.33%	2.82%	2.56%
CLASS C | After Taxes on Distributions	[2]	3.52%	1.83%	1.96%
CLASS C | After Taxes on Distributions and Sales	[2]	3.14%	2.14%	1.97%
CLASS C | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[3]	23.81%	13.86%	12.55%
CLASS C | Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	[3]	11.24%	7.16%	7.46%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[3]	The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Dow Jones Moderately Aggressive Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderately Aggressive Portfolio Index risk level is set to 80% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). It is not possible to invest directly in an index. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

Timothy Plan Strategic Growth Fund | Excluded Security Risk

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs) and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Timothy Plan Strategic Growth Fund | Stock Market Risk

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Strategic Growth Fund | Value Investing Risk

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Timothy Plan Strategic Growth Fund | General Risk

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Strategic Growth Fund | Risk Lose Money [Member]
As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Strategic Growth Fund | Investing In Other Funds Risk

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Strategic Growth Fund | Cybersecurity Risks

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Strategic Growth Fund | Larger Company Investing Risk

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan Strategic Growth Fund | Mid-Sized Company Investing Risk

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Strategic Growth Fund | Growth Risk

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan Strategic Growth Fund | Fixed Income Risk

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Timothy Plan Strategic Growth Fund | Management Risk

Management Risk. An Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Strategic Growth Fund | Small Cap Company Risk

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Timothy Plan Strategic Growth Fund | Foreign Investment Risk

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Timothy Plan Strategic Growth Fund | Municipal Securities Risk

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/ or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Timothy Plan Strategic Growth Fund | Sovereign Debt Risk

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Timothy Plan Strategic Growth Fund | Exchange Traded Fund Risk

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Timothy Plan Strategic Growth Fund | Interest Rate Risk

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Timothy Plan Strategic Growth Fund | Credit Risk

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Timothy Plan Strategic Growth Fund | Sector Risk
Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.
Timothy Plan Strategic Growth Fund | High Yield Security Risk

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Timothy Plan Strategic Growth Fund | Issuer-Specific Risk

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Timothy Plan Strategic Growth Fund | Currency Risk

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Timothy Plan Strategic Growth Fund | Country-Specific Risk

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Timothy Plan Strategic Growth Fund | Real Estate Investment Trust Risk

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Timothy Plan Strategic Growth Fund | Treasury Inflation-Protected Securities Risk

Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Timothy Plan Strategic Growth Fund | Precious Metals Risk

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Timothy Plan Strategic Growth Fund | Commodities-based Exchange-Traded Funds Risk

Commodities-based Exchange-Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side); therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Timothy Plan Strategic Growth Fund | Emerging Market Risk

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Timothy Plan Strategic Growth Fund | Equity Market Risk

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Timothy Plan Conservative Growth Fund
Conservative Growth Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is to generate moderate levels of long-term capital growth.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 91 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Timothy Plan Conservative Growth Fund - USD ($)		CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1],[2]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
[2]	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Timothy Plan Conservative Growth Fund		CLASS A	CLASS C
Management Fee		0.15%	0.15%
Distribution/Service (12b-1 Fees)		0.25%	0.75%
Other Expenses		0.50%	0.50%
Acquired Funds Fees and Expenses	[1]	0.88%	0.88%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)		1.78%	2.28%
Fee Waivers and/or Expense Reimbursements		none	none
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	[2]	1.78%	2.28%
[1]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[2]	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Timothy Plan Conservative Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	721	1,079	1,461	2,529
CLASS C	331	712	1,220	2,615

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Timothy Plan Conservative Growth Fund | CLASS C | USD ($)	231	712	1,220	2,615

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

TIMOTHY PLAN TRADITIONAL FUNDS	% OF FUND’S NET ASSETS INVESTED IN TRADITIONAL FUND
Fixed Income	20-40%
High Yield Bond	0-15%
International	0-20%

TIMOTHY PLAN EXCHANGE TRADED FUNDS	% OF FUND’S NET ASSETS INVESTED IN ETFS
US Large/Mid Cap Core Enhanced ETF	0-30%
US Large/Mid Cap Core ETF	0-30%
High Dividend Stock Enhanced ETF	0-25%
High Dividend Stock ETF	0-25%
US Small Cap Core ETF	0-15%
International ETF	0-25%
Market Neutral ETF	0-30%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, and will reallocate for any new underlying funds in which the Fund may elect to invest. The Adviser also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Mar-20
10.75%	-12.59%

Average Annual Total Returns (for periods ending on December 31, 2024)
Average Annual Total Returns - Timothy Plan Conservative Growth Fund		1 Year	5 Years	10 Years
CLASS A	[1]	(1.40%)	1.18%	1.95%
CLASS A | After Taxes on Distributions	[1],[2]	(2.34%)	0.32%	1.17%
CLASS A | After Taxes on Distributions and Sales	[1],[2]	(0.44%)	0.81%	1.40%
CLASS A | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	23.81%	13.86%	12.55%
CLASS A | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	8.55%	5.02%	5.81%
CLASS C		2.74%	1.64%	1.80%
CLASS C | After Taxes on Distributions	[2]	1.76%	0.80%	1.06%
CLASS C | After Taxes on Distributions and Sales	[2]	2.05%	1.20%	1.33%
CLASS C | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[3]	23.81%	13.86%	12.55%
CLASS C | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	[3]	8.55%	5.02%	5.81%
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[3]	The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). It is not possible to invest directly in an index. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

Timothy Plan Conservative Growth Fund | Excluded Security Risk

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs) and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Timothy Plan Conservative Growth Fund | Stock Market Risk

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Conservative Growth Fund | Value Investing Risk

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Timothy Plan Conservative Growth Fund | General Risk

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Conservative Growth Fund | Risk Lose Money [Member]
As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Conservative Growth Fund | Investing In Other Funds Risk

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Conservative Growth Fund | Cybersecurity Risks

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Conservative Growth Fund | Larger Company Investing Risk

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan Conservative Growth Fund | Mid-Sized Company Investing Risk

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Conservative Growth Fund | Growth Risk

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan Conservative Growth Fund | Fixed Income Risk

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Timothy Plan Conservative Growth Fund | Management Risk

Management Risk. An Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Conservative Growth Fund | Small Cap Company Risk

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Timothy Plan Conservative Growth Fund | Foreign Investment Risk

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Timothy Plan Conservative Growth Fund | Municipal Securities Risk

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/ or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Timothy Plan Conservative Growth Fund | Sovereign Debt Risk

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Timothy Plan Conservative Growth Fund | Exchange Traded Fund Risk

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Timothy Plan Conservative Growth Fund | Interest Rate Risk

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Timothy Plan Conservative Growth Fund | Credit Risk

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Timothy Plan Conservative Growth Fund | Sector Risk
Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.
Timothy Plan Conservative Growth Fund | High Yield Security Risk

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated, fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Timothy Plan Conservative Growth Fund | Issuer-Specific Risk

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Timothy Plan Conservative Growth Fund | Currency Risk

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Timothy Plan Conservative Growth Fund | Country-Specific Risk

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Timothy Plan Conservative Growth Fund | Real Estate Investment Trust Risk

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Timothy Plan Conservative Growth Fund | Treasury Inflation-Protected Securities Risk

Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Timothy Plan Conservative Growth Fund | Precious Metals Risk

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Timothy Plan Conservative Growth Fund | Commodities-based Exchange-Traded Funds Risk

Commodities-based Exchange-Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Timothy Plan Conservative Growth Fund | Emerging Market Risk

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Timothy Plan Conservative Growth Fund | Equity Market Risk

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.